Accounts receivable and Contract Assets	12 Months Ended
Dec. 31, 2025
Accounts receivable and Contract Assets
Accounts Receivable and Contract Assets

4. Accounts receivable and Contract Assets

	December 31,	December 31,
	2025	2024
Total receivables and contract assets	$4,135,241	$22,210
Contract assets	(1,303,051)	-
Trade receivables	2,832,190	22,210
Other receivables	96,650	83,648
Net Accounts receivable	2,928,840	105,858
Allowance for doubtful accounts	-	-
Accounts receivable	2,928,840	105,858

Aging of trade receivable as of December 31, 2025

Current	$1,243,715
0-90 days	68,630
91-180 days	-
>180 days	1,519,845
2,832,190

Allowance for Doubtful Accounts

The $68,630 that was less than 90 days overdue was paid subsequent to year end.

The $1,519,845 overdue for greater than 180 days is with one customer. The customer paid the Company US$2,000,000 between November 26, 2025, and December 2, 2025, for invoices related to this outstanding amount. In addition, the customer paid US$346,500 on February 13, 2026, for the mobilization fee for an upcoming SFD® survey in Africa.  The Company is in constant communication with its customer and is not providing additional services to the customer until the remaining overdue accounts receivable is settled.  Given these recent payments and continued discussions with the customer, the Company has determined a provision for doubtful accounts on the outstanding accounts receivable balances at December 31, 2025, is not required.

Contract Assets

Contract assets are revenues not invoiced as of December 31, 2025.

Movement in contract assets	For the year ended December 31, 2025
	US$	CDN$
Opening balance, January 1	$-	$-
Revenue	11,486,476	16,351,286
Revenue invoiced per contract milestones	(10,536,943)	(15,048,235)
Closing balance, December 31	949,533	1,303,051